Schedule of intangible assets (Details) - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 46,247,506	$ 48,321,062
Less: accumulated amortization	(38,317,331)	(39,999,028)
Less: impairment	(7,721,199)	(8,067,388)
Intangible assets, net	208,976	254,646
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	5,948,981	5,610,547
Courseware [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	29,137,211	30,443,609
Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 11,161,314	$ 12,266,906